Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
April 30, 2023
SFE-NPRT3-0623
1.9892235.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc.	2,201	151,957
Frontier Communications Parent, Inc. (a)	7,485	168,712
Iridium Communications, Inc.	4,020	255,149
Liberty Global PLC Class C (a)	12,449	253,213
Lumen Technologies, Inc. (b)	35,449	84,014
		913,045
Entertainment - 0.5%
Madison Square Garden Sports Corp.	879	176,240
Sciplay Corp. (A Shares) (a)	6,255	106,835
World Wrestling Entertainment, Inc. Class A	1,956	209,625
		492,700
Interactive Media & Services - 0.5%
Yelp, Inc. (a)	4,224	126,382
Ziff Davis, Inc. (a)	1,938	141,745
ZipRecruiter, Inc. (a)	5,472	92,696
Zoominfo Technologies, Inc. (a)	8,457	185,293
		546,116
Media - 1.3%
Cable One, Inc.	206	156,232
John Wiley & Sons, Inc. Class A	2,773	106,955
News Corp. Class A	14,197	250,009
Nexstar Broadcasting Group, Inc. Class A	1,185	205,538
Scholastic Corp.	2,668	102,638
Sirius XM Holdings, Inc. (b)	31,540	119,852
TEGNA, Inc.	9,005	153,986
The New York Times Co. Class A	5,794	230,312
		1,325,522
TOTAL COMMUNICATION SERVICES		3,277,383
CONSUMER DISCRETIONARY - 14.5%
Automobile Components - 1.7%
Autoliv, Inc.	2,614	224,307
BorgWarner, Inc.	6,651	320,113
Dorman Products, Inc. (a)	1,540	132,686
Gentex Corp.	7,937	218,982
Gentherm, Inc. (a)	2,005	119,598
LCI Industries (b)	1,346	152,044
Lear Corp.	1,851	236,299
Visteon Corp. (a)	1,178	165,379
XPEL, Inc. (a)	1,664	121,572
		1,690,980
Automobiles - 0.4%
Harley-Davidson, Inc.	4,556	169,028
Thor Industries, Inc. (b)	2,024	159,936
Winnebago Industries, Inc.	2,069	120,292
		449,256
Broadline Retail - 0.4%
Dillard's, Inc. Class A (b)	314	93,694
Macy's, Inc.	9,405	153,678
Ollie's Bargain Outlet Holdings, Inc. (a)	2,861	186,680
		434,052
Diversified Consumer Services - 1.7%
ADT, Inc.	15,536	104,091
Adtalem Global Education, Inc. (a)	3,488	141,508
Chegg, Inc. (a)	7,258	130,499
Frontdoor, Inc. (a)	5,134	140,466
Graham Holdings Co.	225	129,503
Grand Canyon Education, Inc. (a)	1,458	173,065
H&R Block, Inc.	5,612	190,303
Perdoceo Education Corp. (a)	8,070	104,749
Service Corp. International	4,374	307,011
Strategic Education, Inc. (b)	1,489	131,032
Stride, Inc. (a)	3,159	135,711
		1,687,938
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	5,771	142,948
Bowlero Corp. Class A (a)	7,746	113,324
Boyd Gaming Corp.	3,166	219,720
Choice Hotels International, Inc. (b)	1,348	171,897
Churchill Downs, Inc.	1,051	307,449
Cracker Barrel Old Country Store, Inc.	1,298	137,796
Monarch Casino & Resort, Inc.	1,581	109,658
Planet Fitness, Inc. (a)	2,840	236,118
RCI Hospitality Holdings, Inc.	1,249	93,550
Texas Roadhouse, Inc. Class A	2,270	251,107
Vail Resorts, Inc.	1,174	282,370
Wendy's Co.	7,823	172,888
Wingstop, Inc.	1,192	238,531
		2,477,356
Household Durables - 2.5%
Cavco Industries, Inc. (a)	523	157,015
Ethan Allen Interiors, Inc. (b)	3,812	106,469
KB Home	4,105	179,881
La-Z-Boy, Inc.	4,213	121,039
Leggett & Platt, Inc.	5,229	168,949
M.D.C. Holdings, Inc.	3,555	145,648
M/I Homes, Inc. (a)	2,139	144,682
Meritage Homes Corp.	1,582	202,575
Skyline Champion Corp. (a)	2,661	197,366
Taylor Morrison Home Corp. (a)	4,814	207,435
Tempur Sealy International, Inc.	5,626	210,806
Toll Brothers, Inc.	3,685	235,508
TopBuild Corp. (a)	1,103	248,704
TRI Pointe Homes, Inc. (a)	6,352	182,175
		2,508,252
Leisure Products - 1.0%
Acushnet Holdings Corp. (b)	2,677	134,198
Brunswick Corp.	2,524	214,010
JAKKS Pacific, Inc. (a)	4,828	108,147
Malibu Boats, Inc. Class A (a)	1,939	110,038
MasterCraft Boat Holdings, Inc. (a)	3,610	105,665
Polaris, Inc.	1,909	207,413
Sturm, Ruger & Co., Inc.	2,106	121,221
		1,000,692
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc.	3,175	201,676
Advance Auto Parts, Inc.	1,825	229,092
Arko Corp.	13,521	113,036
Asbury Automotive Group, Inc. (a)	850	164,441
AutoNation, Inc. (a)	1,395	183,722
Dick's Sporting Goods, Inc.	1,835	266,093
Five Below, Inc. (a)	1,586	313,013
Foot Locker, Inc.	3,709	155,741
Group 1 Automotive, Inc.	719	161,401
Haverty Furniture Companies, Inc.	3,021	91,053
Hibbett, Inc.	1,701	92,415
Monro, Inc.	2,476	121,027
Murphy U.S.A., Inc.	793	218,257
Penske Automotive Group, Inc. (b)	1,213	168,098
The Buckle, Inc.	2,839	95,192
Williams-Sonoma, Inc.	2,006	242,806
Winmark Corp.	414	138,243
		2,955,306
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	3,987	165,461
Columbia Sportswear Co.	1,736	145,025
Crocs, Inc. (a)	2,011	248,700
Deckers Outdoor Corp. (a)	755	361,902
Kontoor Brands, Inc.	2,987	134,923
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,663	248,025
Tapestry, Inc.	6,865	280,161
		1,584,197
TOTAL CONSUMER DISCRETIONARY		14,788,029
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	5,177	336,971
MGP Ingredients, Inc.	1,396	137,757
National Beverage Corp. (a)	2,834	140,850
		615,578
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	8,172	170,795
BJ's Wholesale Club Holdings, Inc. (a)	4,080	311,590
Casey's General Stores, Inc.	1,205	275,728
Ingles Markets, Inc. Class A	1,412	129,960
Sprouts Farmers Market LLC (a)	5,342	185,154
Weis Markets, Inc.	1,555	128,272
		1,201,499
Food Products - 1.5%
Cal-Maine Foods, Inc. (b)	2,692	127,870
Campbell Soup Co.	6,051	328,569
Flowers Foods, Inc. (b)	7,618	209,571
Hostess Brands, Inc. Class A (a)	7,292	187,842
Ingredion, Inc.	2,333	247,695
John B. Sanfilippo & Son, Inc.	1,341	139,397
Lancaster Colony Corp.	961	200,964
Tootsie Roll Industries, Inc.	2,775	113,442
		1,555,350
Household Products - 0.2%
WD-40 Co. (b)	843	160,507
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	6,354	228,680
elf Beauty, Inc. (a)	2,569	238,300
		466,980
Tobacco - 0.1%
Vector Group Ltd.	10,786	137,414
TOTAL CONSUMER STAPLES		4,137,328
ENERGY - 4.5%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	4,313	143,019
Oil, Gas & Consumable Fuels - 4.4%
Arch Resources, Inc.	1,046	127,874
Ardmore Shipping Corp.	7,951	116,800
California Resources Corp.	3,960	160,380
Chesapeake Energy Corp.	3,316	274,167
Chord Energy Corp.	1,553	221,038
Civitas Resources, Inc. (b)	2,661	183,742
Comstock Resources, Inc. (b)	10,416	119,784
CONSOL Energy, Inc.	2,448	145,264
CVR Energy, Inc.	3,781	99,592
Delek U.S. Holdings, Inc.	5,357	116,515
DT Midstream, Inc.	3,782	186,339
EQT Corp.	10,445	363,904
Evolution Petroleum Corp.	17,725	116,808
Gulfport Energy Corp. (a)	1,907	172,507
HF Sinclair Corp.	4,547	200,568
International Seaways, Inc.	3,489	138,932
Magnolia Oil & Gas Corp. Class A	7,798	164,694
Murphy Oil Corp.	5,362	196,839
Par Pacific Holdings, Inc. (a)	5,028	117,806
PBF Energy, Inc. Class A	4,853	169,176
PDC Energy, Inc.	3,433	223,317
Peabody Energy Corp.	5,966	143,303
Southwestern Energy Co. (a)	41,006	212,821
Talos Energy, Inc. (a)	6,788	92,520
Teekay Tankers Ltd. (a)	3,748	151,757
Texas Pacific Land Corp. (b)	174	257,111
		4,473,558
TOTAL ENERGY		4,616,577
FINANCIALS - 15.0%
Banks - 6.2%
1st Source Corp.	2,509	104,575
Amalgamated Financial Corp. (b)	5,142	83,712
Ameris Bancorp	3,466	116,111
BancFirst Corp.	1,631	130,301
Bank First National Corp.	1,478	101,080
Banner Corp.	2,320	115,814
Cambridge Bancorp	1,460	75,409
Cathay General Bancorp	3,902	124,357
City Holding Co.	1,410	128,578
Columbia Banking Systems, Inc.	4,856	103,724
Comerica, Inc.	4,022	174,434
Commerce Bancshares, Inc.	3,850	215,023
Community Trust Bancorp, Inc.	2,771	99,784
CVB Financial Corp.	6,875	102,919
Dime Community Bancshares, Inc.	4,169	85,881
East West Bancorp, Inc.	4,145	214,255
Enterprise Financial Services Corp.	2,728	116,649
First Bancorp, Puerto Rico	11,285	132,599
First Citizens Bancshares, Inc.	371	373,660
First Financial Corp., Indiana	2,642	91,281
First Merchants Corp.	3,694	107,791
FNB Corp., Pennsylvania	14,471	166,127
Fulton Financial Corp.	9,612	114,671
Great Southern Bancorp, Inc.	2,045	104,050
Hancock Whitney Corp.	3,706	135,343
Hanmi Financial Corp.	5,127	82,852
Heritage Financial Corp., Washington	4,412	77,695
International Bancshares Corp.	3,324	141,835
Midland States Bancorp, Inc.	4,679	93,580
NBT Bancorp, Inc.	3,517	113,388
OFG Bancorp	4,662	119,207
Old Second Bancorp, Inc.	7,155	87,935
Peapack-Gladstone Financial Corp.	3,210	85,258
Popular, Inc.	2,976	178,590
Preferred Bank, Los Angeles	1,754	84,332
QCR Holdings, Inc.	2,351	97,331
S&T Bancorp, Inc.	3,725	102,549
Southstate Corp.	2,809	193,765
Stock Yards Bancorp, Inc.	2,347	114,064
Synovus Financial Corp.	5,364	165,211
Trico Bancshares	2,773	99,301
Trustco Bank Corp., New York	3,334	99,487
UMB Financial Corp.	2,055	130,719
United Bankshares, Inc., West Virginia	5,220	172,939
Valley National Bancorp	16,870	158,241
Webster Financial Corp.	5,411	201,830
WesBanco, Inc.	4,016	106,906
Westamerica Bancorp.	2,475	100,262
Wintrust Financial Corp.	2,363	161,558
		6,286,963
Capital Markets - 1.5%
Evercore, Inc. Class A	1,526	174,071
Federated Hermes, Inc.	4,357	180,336
GCM Grosvenor, Inc. Class A	12,514	100,988
Houlihan Lokey	2,071	189,248
Interactive Brokers Group, Inc.	3,365	261,965
Lazard Ltd. Class A	4,874	152,556
PJT Partners, Inc.	1,863	128,119
SEI Investments Co.	3,699	217,908
StoneX Group, Inc. (a)	1,600	156,912
		1,562,103
Consumer Finance - 0.5%
Enova International, Inc. (a)	2,715	119,243
FirstCash Holdings, Inc.	1,933	199,157
Nelnet, Inc. Class A	1,486	143,102
		461,502
Financial Services - 1.9%
A-Mark Precious Metals, Inc.	3,157	113,021
Cass Information Systems, Inc.	2,144	78,428
Enact Holdings, Inc.	4,961	119,759
Essent Group Ltd.	4,567	193,960
Euronet Worldwide, Inc. (a)	1,728	191,359
EVERTEC, Inc.	3,784	131,267
International Money Express, Inc. (a)	4,705	121,295
Jackson Financial, Inc.	3,519	126,719
Merchants Bancorp	4,006	92,939
MGIC Investment Corp.	13,445	199,927
Radian Group, Inc.	7,837	190,204
The Western Union Co.	14,185	155,042
Voya Financial, Inc.	3,481	266,227
		1,980,147
Insurance - 4.9%
American Equity Investment Life Holding Co.	3,665	141,249
American Financial Group, Inc.	2,170	266,324
Amerisafe, Inc.	2,374	132,113
Assurant, Inc.	1,854	228,283
Axis Capital Holdings Ltd.	3,306	186,921
Employers Holdings, Inc.	3,097	122,610
Erie Indemnity Co. Class A	937	203,638
Fidelity National Financial, Inc.	7,765	275,580
Genworth Financial, Inc. Class A (a)	28,976	168,351
Globe Life, Inc.	2,708	293,872
Hanover Insurance Group, Inc.	1,486	177,666
Kinsale Capital Group, Inc.	808	263,982
Loews Corp.	5,674	326,652
National Western Life Group, Inc.	452	115,251
Old Republic International Corp.	9,654	243,957
Primerica, Inc.	1,387	253,141
Reinsurance Group of America, Inc.	2,055	292,468
RenaissanceRe Holdings Ltd.	1,392	299,851
RLI Corp.	1,627	226,234
Safety Insurance Group, Inc.	1,545	112,924
Selective Insurance Group, Inc.	2,328	224,256
Unum Group	6,333	267,253
White Mountains Insurance Group Ltd.	125	179,018
		5,001,594
TOTAL FINANCIALS		15,292,309
HEALTH CARE - 13.3%
Biotechnology - 3.4%
ADMA Biologics, Inc. (a)	31,045	104,001
Akero Therapeutics, Inc. (a)	2,792	124,914
Alkermes PLC (a)	6,999	199,821
Amicus Therapeutics, Inc. (a)	12,622	145,658
Ars Pharmaceuticals, Inc. (a)(b)	15,508	100,802
Catalyst Pharmaceutical Partners, Inc. (a)	8,532	135,829
Chinook Therapeutics, Inc. (a)	4,996	99,970
Cytokinetics, Inc. (a)	4,212	157,529
Deciphera Pharmaceuticals, Inc. (a)	6,919	98,319
Exelixis, Inc. (a)	12,259	224,340
Halozyme Therapeutics, Inc. (a)	4,633	148,858
Ionis Pharmaceuticals, Inc. (a)	5,315	187,992
Ironwood Pharmaceuticals, Inc. Class A (a)	11,659	121,370
Kiniksa Pharmaceuticals Ltd. (a)	7,905	84,979
Neurocrine Biosciences, Inc. (a)	2,843	287,257
Repligen Corp. (a)	1,547	234,572
Sarepta Therapeutics, Inc. (a)	2,581	316,869
Syndax Pharmaceuticals, Inc. (a)	4,938	101,476
United Therapeutics Corp. (a)	1,295	298,018
Vaxcyte, Inc. (a)	3,549	152,004
Vir Biotechnology, Inc. (a)	4,973	125,071
		3,449,649
Health Care Equipment & Supplies - 3.5%
Atrion Corp.	177	108,908
Axonics Modulation Technologies, Inc. (a)	2,665	153,131
Embecta Corp.	4,782	132,701
Globus Medical, Inc. (a)	2,839	165,059
Haemonetics Corp. (a)	2,199	184,078
Integer Holdings Corp. (a)	2,058	169,476
Integra LifeSciences Holdings Corp. (a)	3,146	174,037
Lantheus Holdings, Inc. (a)	3,067	262,075
LeMaitre Vascular, Inc. (b)	2,476	133,704
Masimo Corp. (a)	1,541	291,465
Merit Medical Systems, Inc. (a)	2,536	206,151
Novocure Ltd. (a)(b)	2,857	188,276
PROCEPT BioRobotics Corp. (a)	3,273	99,466
QuidelOrtho Corp.	2,186	196,631
Shockwave Medical, Inc. (a)	1,260	365,602
Teleflex, Inc.	1,316	358,636
TransMedics Group, Inc. (a)	2,164	171,172
UFP Technologies, Inc. (a)	1,073	147,902
Zynex, Inc. (a)	7,782	89,026
		3,597,496
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	3,053	220,701
Addus HomeCare Corp. (a)	1,278	104,464
Amedisys, Inc. (a)	1,731	138,999
AMN Healthcare Services, Inc. (a)	1,866	161,129
Chemed Corp.	493	271,766
Corvel Corp. (a)	734	148,290
Cross Country Healthcare, Inc. (a)	4,185	91,986
DaVita HealthCare Partners, Inc. (a)	2,289	206,834
DocGo, Inc. Class A (a)	11,955	101,618
Encompass Health Corp.	3,644	233,763
HealthEquity, Inc. (a)	3,435	183,601
Henry Schein, Inc. (a)	3,826	309,179
National Healthcare Corp.	1,954	113,156
National Research Corp. Class A	2,542	110,653
Option Care Health, Inc. (a)	6,590	211,869
Premier, Inc.	5,415	180,482
Select Medical Holdings Corp.	5,482	167,201
The Ensign Group, Inc.	2,194	213,015
U.S. Physical Therapy, Inc.	1,271	135,311
Universal Health Services, Inc. Class B	1,949	293,032
		3,597,049
Health Care Technology - 0.5%
Computer Programs & Systems, Inc. (a)	3,822	98,913
Doximity, Inc. (a)(b)	4,872	179,046
HealthStream, Inc.	4,762	117,336
Simulations Plus, Inc. (b)	2,776	115,898
		511,193
Life Sciences Tools & Services - 0.6%
Bruker Corp.	3,390	268,251
Maravai LifeSciences Holdings, Inc. (a)	8,872	122,345
Medpace Holdings, Inc. (a)	930	186,130
		576,726
Pharmaceuticals - 1.8%
Amphastar Pharmaceuticals, Inc. (a)	4,087	146,192
Catalent, Inc. (a)	5,367	268,994
Corcept Therapeutics, Inc. (a)	6,137	138,267
Harmony Biosciences Holdings, Inc. (a)	2,717	87,596
Innoviva, Inc. (a)	9,291	108,983
Jazz Pharmaceuticals PLC (a)	1,902	267,174
Organon & Co.	8,393	206,720
Perrigo Co. PLC	5,450	202,686
Prestige Brands Holdings, Inc. (a)	2,700	166,131
Supernus Pharmaceuticals, Inc. (a)	3,539	130,448
Ventyx Biosciences, Inc. (a)	2,964	111,446
		1,834,637
TOTAL HEALTH CARE		13,566,750
INDUSTRIALS - 18.2%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	3,116	175,774
BWX Technologies, Inc.	3,278	211,693
Curtiss-Wright Corp.	1,297	220,270
Hexcel Corp.	2,924	210,762
Huntington Ingalls Industries, Inc.	1,203	242,597
Moog, Inc. Class A	1,531	137,958
Parsons Corp. (a)	2,714	118,059
		1,317,113
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,178	320,565
Forward Air Corp.	1,334	140,750
Hub Group, Inc. Class A (a)	1,632	123,053
		584,368
Building Products - 2.0%
A.O. Smith Corp.	3,773	257,658
AAON, Inc.	1,972	193,256
Allegion PLC	2,462	272,002
Apogee Enterprises, Inc.	2,338	99,505
CSW Industrials, Inc.	928	124,974
Griffon Corp.	3,098	88,138
Lennox International, Inc.	956	269,506
MasterBrand, Inc.	11,933	96,299
Owens Corning	2,708	289,241
Simpson Manufacturing Co. Ltd.	1,643	206,657
UFP Industries, Inc.	2,131	167,326
		2,064,562
Commercial Services & Supplies - 1.6%
Brady Corp. Class A	2,565	130,892
Casella Waste Systems, Inc. Class A (a)	2,134	189,926
Clean Harbors, Inc. (a)	1,685	244,595
CoreCivic, Inc. (a)	10,865	95,503
Ennis, Inc.	4,770	92,681
MSA Safety, Inc.	1,373	178,147
Rollins, Inc.	7,069	298,665
Tetra Tech, Inc.	1,619	224,021
The GEO Group, Inc. (a)	10,226	77,002
UniFirst Corp.	739	120,960
		1,652,392
Construction & Engineering - 1.9%
AECOM	3,785	314,344
Arcosa, Inc. (b)	2,465	166,486
Comfort Systems U.S.A., Inc.	1,447	216,312
EMCOR Group, Inc.	1,545	264,195
MasTec, Inc. (a)	2,078	184,547
MDU Resources Group, Inc.	6,864	200,566
MYR Group, Inc. (a)	1,235	158,068
Northwest Pipe Co. (a)	2,603	71,687
Sterling Construction Co., Inc. (a)	3,110	114,821
Valmont Industries, Inc.	700	203,392
		1,894,418
Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,112	175,007
Atkore, Inc. (a)	1,453	183,557
Encore Wire Corp. (b)	893	139,603
nVent Electric PLC	5,589	234,347
Regal Rexnord Corp.	1,879	244,571
		977,085
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	4,581	258,002
Landstar System, Inc.	1,199	211,060
Marten Transport Ltd.	5,110	103,171
Universal Logistics Holdings, Inc.	2,541	65,050
Werner Enterprises, Inc.	2,994	135,239
		772,522
Machinery - 4.3%
AGCO Corp.	1,906	236,230
Alamo Group, Inc.	772	136,436
Albany International Corp. Class A	1,411	128,697
Allison Transmission Holdings, Inc.	3,801	185,451
Crane Co.	1,703	122,735
Crane Nxt Co.	1,703	80,654
Donaldson Co., Inc.	3,819	242,697
ESAB Corp.	2,499	145,842
ESCO Technologies, Inc.	1,419	132,776
Federal Signal Corp.	2,867	147,306
Franklin Electric Co., Inc.	1,728	154,604
Graco, Inc.	4,565	361,959
Hillenbrand, Inc.	3,232	147,444
ITT, Inc.	2,600	219,544
Kadant, Inc.	658	122,276
Lincoln Electric Holdings, Inc.	1,662	278,884
Lindsay Corp.	811	97,920
Mueller Industries, Inc.	2,417	173,661
RBC Bearings, Inc. (a)	935	212,254
SPX Technologies, Inc. (a)	2,076	132,200
Standex International Corp.	989	121,459
Terex Corp.	3,059	136,401
Timken Co.	2,342	179,983
Toro Co.	2,842	296,307
Watts Water Technologies, Inc. Class A	1,065	172,242
		4,365,962
Marine Transportation - 0.1%
Matson, Inc.	2,035	138,441
Professional Services - 3.4%
Barrett Business Services, Inc.	1,065	89,045
CACI International, Inc. Class A (a)	760	238,123
CBIZ, Inc. (a)	2,867	151,062
Concentrix Corp.	1,464	141,291
CSG Systems International, Inc.	2,138	112,630
ExlService Holdings, Inc. (a)	1,203	214,591
Exponent, Inc.	1,858	171,029
FTI Consulting, Inc. (a)	1,242	224,181
Genpact Ltd.	5,306	236,382
Huron Consulting Group, Inc. (a)	1,702	144,313
ICF International, Inc.	1,208	137,712
Insperity, Inc.	1,505	184,302
KBR, Inc.	4,468	253,470
Kforce, Inc.	1,971	116,565
Korn Ferry	2,625	126,053
Manpower, Inc.	1,992	150,814
Maximus, Inc.	2,464	206,114
NV5 Global, Inc. (a)	898	85,068
Resources Connection, Inc.	5,686	82,959
Robert Half International, Inc.	3,156	230,388
Science Applications International Corp.	1,950	198,959
		3,495,051
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	1,385	187,889
Boise Cascade Co.	1,926	131,565
McGrath RentCorp.	1,353	120,255
MSC Industrial Direct Co., Inc. Class A	1,943	176,288
Rush Enterprises, Inc. Class A	2,435	129,323
Triton International Ltd.	2,406	198,904
Watsco, Inc. (b)	940	325,597
		1,269,821
TOTAL INDUSTRIALS		18,531,735
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.1%
Ciena Corp. (a)	4,754	218,874
Clearfield, Inc. (a)(b)	1,579	68,971
Digi International, Inc. (a)	3,318	100,071
F5, Inc. (a)	1,784	239,698
Harmonic, Inc. (a)	8,539	120,315
Juniper Networks, Inc.	9,378	282,747
NetScout Systems, Inc. (a)	4,310	117,275
		1,147,951
Electronic Equipment, Instruments & Components - 4.0%
Advanced Energy Industries, Inc.	1,700	147,050
Arrow Electronics, Inc. (a)	1,923	220,049
Avnet, Inc.	3,828	157,943
Badger Meter, Inc.	1,389	183,806
Bel Fuse, Inc. Class B (non-vtg.)	2,675	108,685
Belden, Inc.	1,975	155,808
Cognex Corp.	5,053	240,978
CTS Corp.	2,663	104,416
ePlus, Inc. (a)	2,318	100,926
Fabrinet (a)	1,432	135,968
Insight Enterprises, Inc. (a)	1,424	172,233
IPG Photonics Corp. (a)	1,451	166,836
Jabil, Inc.	3,804	297,283
Littelfuse, Inc.	836	202,513
Methode Electronics, Inc. Class A	2,613	107,107
Napco Security Technologies, Inc. (a)	3,690	114,390
National Instruments Corp.	4,327	251,961
Novanta, Inc. (a)	1,260	192,578
OSI Systems, Inc. (a)	1,312	148,204
PC Connection, Inc.	2,087	84,043
Plexus Corp. (a)	1,506	131,730
Sanmina Corp. (a)	2,642	138,071
TD SYNNEX Corp.	1,733	154,306
TTM Technologies, Inc. (a)	7,833	92,508
Vishay Intertechnology, Inc.	6,512	138,640
Vishay Precision Group, Inc. (a)	2,449	91,935
		4,039,967
IT Services - 0.6%
Amdocs Ltd.	3,398	310,068
DXC Technology Co. (a)	7,759	185,052
Hackett Group, Inc.	4,690	87,046
		582,166
Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology, Inc.	5,088	113,819
Axcelis Technologies, Inc. (a)	1,448	171,298
Cirrus Logic, Inc. (a)	2,085	178,872
Diodes, Inc. (a)	1,892	150,792
Kulicke & Soffa Industries, Inc.	2,791	133,019
Lattice Semiconductor Corp. (a)	3,843	306,287
NVE Corp.	1,422	107,233
Onto Innovation, Inc. (a)	2,072	167,791
Photronics, Inc. (a)	6,176	89,305
Power Integrations, Inc. (b)	2,174	158,224
Qorvo, Inc. (a)	2,880	265,190
Rambus, Inc. (a)	4,261	188,933
Universal Display Corp.	1,542	205,795
		2,236,558
Software - 3.7%
A10 Networks, Inc.	7,189	101,652
ACI Worldwide, Inc. (a)	5,590	141,595
Adeia, Inc.	10,744	82,084
Agilysys, Inc. (a)	1,557	121,508
Alarm.com Holdings, Inc. (a)	2,618	124,852
Aspen Technology, Inc.	1,036	183,372
Bentley Systems, Inc. Class B	6,105	259,829
Black Knight, Inc. (a)	4,612	252,000
BlackLine, Inc. (a)	2,306	128,467
Box, Inc. Class A (a)	5,539	146,562
CommVault Systems, Inc. (a)	2,335	136,060
Dolby Laboratories, Inc. Class A	2,363	197,759
DoubleVerify Holdings, Inc. (a)	4,853	142,775
Dropbox, Inc. Class A (a)	9,201	187,148
Dynatrace, Inc. (a)	5,997	253,553
Manhattan Associates, Inc. (a)	1,908	316,117
Model N, Inc. (a)	3,041	93,663
Paylocity Holding Corp. (a)	1,227	237,167
Progress Software Corp.	2,544	139,615
Qualys, Inc. (a)	1,448	163,537
SPS Commerce, Inc. (a)	1,376	202,685
Teradata Corp. (a)	4,630	179,227
		3,791,227
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies, Inc.	7,330	318,782
Pure Storage, Inc. Class A (a)	8,675	198,050
Super Micro Computer, Inc. (a)	2,069	218,135
		734,967
TOTAL INFORMATION TECHNOLOGY		12,532,836
MATERIALS - 5.1%
Chemicals - 2.2%
American Vanguard Corp.	4,674	89,975
Balchem Corp.	1,298	170,557
Chase Corp.	1,115	121,903
Huntsman Corp.	6,344	169,956
Ingevity Corp. (a)	1,763	126,478
Innospec, Inc.	1,296	131,712
NewMarket Corp.	391	156,244
Olin Corp.	3,986	220,824
RPM International, Inc.	3,540	290,386
Sensient Technologies Corp.	2,008	149,516
Stepan Co.	1,230	113,406
The Chemours Co. LLC	5,578	162,152
Valvoline, Inc.	6,024	208,129
Westlake Corp.	1,424	162,023
		2,273,261
Construction Materials - 0.2%
Eagle Materials, Inc.	1,339	198,453
Containers & Packaging - 1.5%
Aptargroup, Inc.	2,073	245,671
Berry Global Group, Inc.	3,873	223,898
Graphic Packaging Holding Co.	9,963	245,688
Greif, Inc. Class A	1,907	119,741
Myers Industries, Inc.	4,588	86,943
Silgan Holdings, Inc.	3,333	164,184
Sonoco Products Co.	3,412	206,835
WestRock Co.	7,630	228,366
		1,521,326
Metals & Mining - 0.9%
Alpha Metallurgical Resources	861	126,188
Commercial Metals Co.	3,978	185,733
Royal Gold, Inc.	2,018	267,264
Ryerson Holding Corp.	2,754	104,019
United States Steel Corp. (b)	7,774	177,869
Warrior Metropolitan Coal, Inc.	3,456	119,474
		980,547
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	2,711	161,955
Sylvamo Corp.	2,583	118,353
		280,308
TOTAL MATERIALS		5,253,895
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Agree Realty Corp.	2,830	192,412
American Homes 4 Rent Class A (b)	8,308	276,324
Americold Realty Trust	7,849	232,252
Apartment Income (REIT) Corp.	5,001	184,937
Apartment Investment & Management Co. Class A	13,529	105,932
Apple Hospitality (REIT), Inc.	8,721	129,856
Brixmor Property Group, Inc.	9,299	198,348
Broadstone Net Lease, Inc.	7,917	128,018
CareTrust (REIT), Inc.	5,820	113,432
City Office REIT, Inc.	8,982	52,275
Corporate Office Properties Trust (SBI)	5,176	118,479
Cousins Properties, Inc.	5,882	128,286
CubeSmart	6,154	279,945
EastGroup Properties, Inc.	1,325	220,692
Equity Commonwealth	5,340	110,645
Essential Properties Realty Trust, Inc.	6,016	148,896
Federal Realty Investment Trust (SBI)	2,148	212,416
First Industrial Realty Trust, Inc.	4,118	216,071
Four Corners Property Trust, Inc.	4,474	114,132
Getty Realty Corp.	3,131	104,356
Kilroy Realty Corp.	3,988	116,609
Lamar Advertising Co. Class A	2,443	258,176
Life Storage, Inc.	2,400	322,512
LTC Properties, Inc.	2,922	97,741
LXP Industrial Trust (REIT)	12,353	116,118
Medical Properties Trust, Inc.	18,137	159,061
National Health Investors, Inc.	2,228	110,888
National Retail Properties, Inc.	5,216	226,896
NexPoint Diversified Real Estate Trust	6,872	73,256
Omega Healthcare Investors, Inc.	7,317	195,803
Phillips Edison & Co., Inc.	4,681	147,639
Physicians Realty Trust	9,500	136,990
Potlatch Corp.	3,247	150,109
Regency Centers Corp.	4,224	259,480
Rexford Industrial Realty, Inc.	4,823	268,979
Sabra Health Care REIT, Inc.	10,448	119,107
Spirit Realty Capital, Inc.	4,618	177,608
Stag Industrial, Inc.	5,779	195,735
Terreno Realty Corp.	2,552	157,178
Universal Health Realty Income Trust (SBI)	1,708	74,298
		6,631,887
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	2,925	69,469
TOTAL REAL ESTATE		6,701,356
UTILITIES - 2.9%
Electric Utilities - 1.6%
Allete, Inc.	2,578	160,816
Hawaiian Electric Industries, Inc.	4,250	166,643
IDACORP, Inc.	1,827	203,016
NRG Energy, Inc.	7,118	243,222
OGE Energy Corp.	6,208	233,048
Otter Tail Corp. (b)	2,198	158,146
Pinnacle West Capital Corp.	3,387	265,744
PNM Resources, Inc.	3,547	170,717
		1,601,352
Gas Utilities - 0.5%
National Fuel Gas Co.	3,368	188,271
New Jersey Resources Corp.	3,635	187,711
ONE Gas, Inc. (b)	2,150	165,443
		541,425
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	4,903	148,904
Ormat Technologies, Inc.	1,936	166,128
		315,032
Multi-Utilities - 0.4%
Black Hills Corp.	2,517	164,335
NorthWestern Energy Corp.	2,711	158,919
Unitil Corp.	2,045	113,682
		436,936
Water Utilities - 0.1%
Artesian Resources Corp. Class A	1,656	90,716
TOTAL UTILITIES		2,985,461
TOTAL COMMON STOCKS (Cost $102,956,791)		101,683,659

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	210,499	210,541
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	3,630,926	3,631,289
TOTAL MONEY MARKET FUNDS (Cost $3,841,830)		3,841,830

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $106,798,621)	105,525,489
NET OTHER ASSETS (LIABILITIES) - (3.5)% (e)	(3,588,772)
NET ASSETS - 100.0%	101,936,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Jun 2023	177,480	450	450

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $12,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	79,549	3,363,512	3,232,520	3,488	-	-	210,541	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	1,034,050	11,970,551	9,373,312	10,558	-	-	3,631,289	0.0%
Total	1,113,599	15,334,063	12,605,832	14,046	-	-	3,841,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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